Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 02, 2022
Entity Registrant Name	Federal Home Loan Bank of Topeka
Entity Incorporation, State or Country Code	X1
Entity File Number	000-52004
Entity Tax Identification Number	48-0561319
Entity Address, Address Line One	500 SW Wanamaker Road
Entity Address, City or Town	Topeka
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66606
City Area Code	785
Local Phone Number	233.0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001325878
Amendment Description	On November 8, 2022, the Federal Home Loan Bank of Topeka (“FHLBank”) announced the election of Thomas E. Henning, Barry J. Lockard, Carla D. Pratt, Douglas E. Tippens, and Lance L. White to its Board of Directors. The election of these directors was reported under Item 5.02 of FHLBank’s Current Report on Form 8-K dated November 8, 2022. At the time of such report, FHLBank had not yet received non-objection from the Federal Housing Finance Agency (FHFA) for its 2023 Board of Directors Compensation Policy. This Form 8-K/A reports that on February 14, 2023, the FHFA informed FHLBank of its non-objection to FHLBank’s 2023 Board of Directors Compensation Policy, which was adopted by FHLBank’s board of directors on January 26, 2023.FHLBank will compensate its directors pursuant to FHLBank’s 2023 Board of Directors Compensation Policy, which became effective as of January 1, 2023. FHLBank directors will receive the payment of fees that are intended to compensate directors for their time preparing for and attending board and committee meetings and fulfilling the other obligations of a director of FHLBank. The 2023 Board of Directors Compensation Policy establishes a Maximum Annual Compensation, which generally provides that a director (other than board chair, board vice chair, and committee chairs) shall be paid an annual fee of $120,000. The board chair shall be paid an annual fee of $155,000, the board vice chair shall be paid an annual fee of $134,500, and directors serving as committee chairs shall be paid an annual fee of $130,000. In the event an individual serves as both vice chair and as a committee chair, that individual shall be entitled to an increase of $5,000 in his or her Maximum Annual Compensation. Directors will receive one quarter of the Maximum Annual Compensation following the end of each calendar quarter. Directors will also be entitled to reimbursement for all necessary and reasonable travel, subsistence and other related expenses incurred in connection with the performance of their official duties. Directors may realize the benefit of reasonable spouse/partner/significant other/family guest travel expenses that qualify as perquisites for one meeting per calendar year as designated by the chair of the board. Directors are also entitled to participate in FHLBank’s Benefit Equalization Plan, a non-qualified, unfunded deferred compensation plan, under which each director may defer all or a portion of his or her compensation.The foregoing description of the 2023 Board of Directors Compensation Policy is qualified in its entirety by reference to the copy of the 2023 Board of Directors Compensation Policy attached hereto as Exhibit 10.1 and incorporated herein by reference.